Accrued liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued liabilities

13.       Accrued liabilities:

The amounts shown in the consolidated balance sheets are analyzed as follows:

	December 31, 2022	December 31, 2023
Audit fees	$350	$260
Legal fees	136	2,075
Other professional fees	1,686	1,580
Vessel operating and voyage expenses	23,992	14,984
Loan and interest rate swaps interest and financing fees	7,570	12,402
Income tax	250	71
Total Accrued Liabilities	$33,984	$31,372